Leases (Lease Terms and Discount Rates) (Details)	Dec. 31, 2019
Weighted-average remaining lease term (years)
Finance leases	1 year 4 months 24 days
Operating leases	7 years
Weighted-average discount rate (%)
Finance leases	3.21%
Operating leases	3.12%